UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Kenmare Capital Partners, L.L.C.
Address: 712 Fifth Avenue
         9th Floor
         New York, New York  10019

13F File Number:  28-11467

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mark McGrath
Title:     Principal
Phone:     212.521.5987

Signature, Place, and Date of Signing:

     Mark McGrath     New York, New York     August 15, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     20

Form13F Information Table Value Total:     $181,690 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AEP INDS INC                   COM              001031103     8283   283766 SH       SOLE                   283766
AMERISTAR CASINOS INC          COM              03070Q101    18281   771022 SH       SOLE                   771022
ASURE SOFTWARE INC             COM              04649U102      167    57617 SH       SOLE                    57617
BREITBURN ENERGY PARTNERS LP   COM UT LTD PTN   106776107     7863   404080 SH       SOLE                   404080
CALAMOS ASSET MGMT INC         CL A             12811R104     4601   316848 SH       SOLE                   316848
CHARTER COMMUNICATIONS INC D   CL A NEW         16117M305    16302   300437 SH       SOLE                   300437
CHARTER COMMUNICATIONS         WARRANTS         16117M131      763    54477 SH       SOLE                    54477
CISCO SYS INC                  COM              17275R102     7295   467300 SH       SOLE                   467300
CVS CAREMARK CORPORATION       COM              126650100    10842   288500 SH       SOLE                   288500
GOOGLE INC                     CL A             38259P508    18989    37500 SH       SOLE                    37500
JOHNSON & JOHNSON              COM              478160104    10696   160800 SH       SOLE                   160800
LIBERTY MEDIA CORP NEW         INT COM SER A    53071M104    10007   596700 SH       SOLE                   596700
LIBERTY MEDIA CORP NEW         LIB STAR COM A   53071M708     4582    60902 SH       SOLE                    60902
LIBERTY MEDIA CORP NEW         CAP COM SER A    53071M302    17387   202760 SH       SOLE                   202760
MICROSOFT CORP                 COM              594918104    18460   710000 SH       SOLE                   710000
NII HLDGS INC                  CL B NEW         62913F201    15084   355930 SH       SOLE                   355930
PRIMUS TELECOMMUNICATION       COM              741929301     1058    70547 SH       SOLE                    70547
SYMANTEC CORP                  COM              871503108     1298    65842 SH       SOLE                    65842
TROPICANA ENTERTAINMENT        COM              89708X105     6017   376061 SH       SOLE                   376061
WAL MART STORES INC            COM              931142103     3715    69909 SH       SOLE                    69909